TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating tax loss carryforward of parent	$ 131,980
Current tax liabilities		$ 150
Deferred tax assets			$ 94
Israeli corporate income tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Israeli corporate income tax rate	23.00%	23.00%	23.00%
Federal tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Weighted tax rate applicable to U.S. subsidiaries	21.00%	21.00%	21.00%
State tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Weighted tax rate applicable to U.S. subsidiaries	3.41%	3.41%	6.50%
Israeli subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating tax loss carryforward of parent	$ 86,230